Exceptional Items - Schedule (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Business transformation program (1)	€ 2.3	€ 10.2	€ 6.1	€ 21.2
Organizational streamlining program (2)	8.8	1.7	14.4	7.8
Supply chain network optimization	1.8	1.9	2.1	1.9
Settlement of legacy matters	0.1	1.1	0.3	1.1
Exceptional items	€ 13.0	€ 14.9	€ 22.9	€ 32.0